Mobile Financial Services activities - Financial assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	€ 1,210	€ 1,259	€ 1,617
Current financial assets related to Mobile Financial Services activities	2,075	3,095	3,075
Mobile Financial Services, operating segment [member] | Operating segments [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	1,210
Current financial assets related to Mobile Financial Services activities	2,077	3,098	3,075
Orange Bank, operating segment [member] | Operating segments [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	1,210
Current financial assets related to Mobile Financial Services activities	2,077
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	538
Current financial assets related to Mobile Financial Services activities	3
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	538
Current financial assets related to Mobile Financial Services activities	3
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	2
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Investments securities [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	2
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Categories of financial assets [abstract]
Total	540	€ 656	€ 925	€ 786
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	94
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Cash collateral paid [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	74
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Other financial assets [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	20
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	577
Current financial assets related to Mobile Financial Services activities	2,074
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member] | Loans and receivables to customers [member]
Categories of financial assets [abstract]
Current financial assets related to Mobile Financial Services activities	2,000
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member] | Loans and receivables to credit institutions [member]
Categories of financial assets [abstract]
Current financial assets related to Mobile Financial Services activities	70
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member] | IFRS Fixed Income Securities [Member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Financial Services activities	577
Current financial assets related to Mobile Financial Services activities	€ 2